Net results of financial transactions	6 Months Ended
Jun. 30, 2025
Net results of financial transactions
Net results of financial transactions

Note 3. Net results of financial transactions

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2025	2025	2024	2025	2024	2024
Derecognition of financial instruments not measured at fair value through profit or loss	0	1	1	1	3	5
Financial assets or liabilities at fair value through profit or loss	-24	20	-36	-4	-61	-5
Financial instruments under fair-value hedge accounting	-8	12	20	4	13	-35
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	3	0	-1	3	-6	-5
Total net results of financial transactions	-29	33	-16	4	-51	-40